Intangible Assets, net (Details) - USD ($)	6 Months Ended
	Jun. 30, 2017	Dec. 31, 2016
Intangible assets, net	$ 133,015	$ 45,515
Customer Agreements
Balance at December 31, 2016	0
Customers acquired	10,000
Amortization	(2,500)
Balance at June 30, 2017	7,500
Non-Compete Agreements
Balance at December 31, 2016	0
Customers acquired	0
Agreements	100,000
Amortization	(20,000)
Balance at June 30, 2017	80,000
Domain names
Balance at December 31, 2016	45,515
Customers acquired	0
Impairment or write down	0
Balance at June 30, 2017	45,515
Intangible assets, net	$ 133,015